CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net operating revenues:
Net operating revenues before provision for doubtful accounts	$ 9,371	$ 8,992	$ 8,785
Provision for doubtful accounts	717	727	684
Net operating revenues	8,654	8,265	8,101
Operating expenses:
Salaries, wages and benefits	4,015	3,830	3,781
Supplies	1,548	1,542	1,534
Other operating expenses, net	2,020	1,857	1,831
Electronic health record incentives	(55)	0	0
Depreciation and amortization	398	380	373
Impairment of long-lived assets and goodwill, and restructuring charges, net	20	10	27
Litigation and investigation costs	55	12	31
Operating income	653	634	524
Interest expense	(375)	(424)	(445)
Gain (loss) from early extinguishment of debt	(117)	(57)	97
Investment earnings	3	5	0
Net gain on sales of investments	0	0	15
Income from continuing operations, before income taxes	164	158	191
Income tax benefit (expense)	(61)	977	23
Income from continuing operations, before discontinued operations	103	1,135	214
Discontinued operations:
Income (loss) from operations	(18)	11	4
Impairment of long-lived assets and goodwill, and restructuring charges, net	(6)	(1)	(12)
Litigation and investigation costs	(17)	0	0
Net losses on sales of facilities	0	0	(1)
Income tax benefit (expense)	32	7	(8)
Income (loss) from discontinued operations	(9)	17	(17)
Net income	94	1,152	197
Less: Preferred stock dividends	24	24	6
Less: Net income attributable to noncontrolling interests	12	9	10
Net income attributable to Tenet Healthcare Corporation common shareholders	58	1,119	181
Amounts attributable to Tenet Healthcare Corporation common shareholders
Income from continuing operations, net of tax	68	1,101	201
Income (loss) from discontinued operations, net of tax	(10)	18	(20)
Net income attributable to Tenet Healthcare Corporation common shareholders	$ 58	$ 1,119	$ 181
Basic
Continuing operations (in dollars per share)	$ 0.14	$ 2.27	$ 0.42
Discontinued operations (in dollars per share)	$ (0.02)	$ 0.04	$ (0.04)
Total earnings (loss) per share, Basic (in dollars per share)	$ 0.12	$ 2.31	$ 0.38
Diluted
Continuing operations (in dollars per share)	$ 0.14	$ 2.01	$ 0.41
Discontinued operations (in dollars per share)	$ (0.02)	$ 0.03	$ (0.04)
Total earnings (loss) per share, Diluted (in dollars per share)	$ 0.12	$ 2.04	$ 0.37
Weighted average shares and dilutive securities outstanding (in thousands):
Basic (in shares)	468,726	484,321	480,240
Diluted (in shares)	485,181	560,631	507,277